Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of total staff benefits

Employees’ Benefits	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	47,154,158	-	47,861,302	-
Employment termination benefits	1,324,599	53,439,952	606,645	48,032,415
Total	48,478,757	53,439,952	48,467,947	48,032,415

Schedule of short-term benefits

Short-Term Employees’ Benefits	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Vacation	21,586,907	20,729,130
Bonus and compensation	25,567,251	27,132,172
Total	47,154,158	47,861,302

Schedule of severance indemnity

Severance Indemnity	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Current	1,324,599	606,645
Non-current	53,439,952	48,032,415
Total	54,764,551	48,639,060

Schedule of change in the severance indemnity

Severance Indemnity	ThCh$

Balance as of January 1, 2024	39,982,216
Current cost of service	4,274,039
Interest cost	5,899,859
Actuarial (Gain) losses	1,581,040
Paid-up benefits	(3,835,681)
Past service cost	640,033
Conversion effect	(130,122)
Others	227,676
Changes	8,656,844
As of December 31, 2024	48,639,060
Current cost of service	5,323,506
Interest cost	3,566,095
Actuarial (Gain) losses	1,616,424
Paid-up benefits	(4,992,942)
Past service cost	2,626,860
Conversion effect	(1,803,497)
Others	(210,955)
Changes	6,125,491
As of December 31, 2025	54,764,551

Schedule of expense recognized in consolidated statement of Income

Expense recognized for severance indemnity	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Current cost of service	5,323,506	4,274,039	4,191,738
Past service cost	2,626,860	640,033	453,213
Non-provided paid benefits	13,116,065	17,847,114	13,582,343
Others	58,846	580,072	895,162
Total expense recognized in Consolidated Statement of Income	21,125,277	23,341,258	19,122,456

Schedule of actuarial assumptions

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024

Mortality table			RV-2020	RV-2020	Gam '83	Gam '83
Annual interest rate			5.93%	6.52%	24.76%	35.79%
Voluntary employee turnover rate			4.3%	4.3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			6.1%	6.1%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3.7%	3.7%	17.7%	28.10%
Estimated retirement age for (*)	Officers		60	60	60	60
	Others	Male	65	65	65	65
		Female	60	60	60	60
(*)	Weighted average of the Company.

Schedule of increased (decreased) in sensitivity analysis

Sensitivity Analysis	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	3,148,573	2,776,350
1% decrease in the Discount Rate (Loss)	(3,610,106)	(3,175,614)

Schedule of expenses for short-term employee benefits

Personal expense	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Salaries	287,970,443	284,190,315	242,900,374
Employees’ short-term benefits	42,915,416	48,942,390	36,662,817
Total expenses for short-term employee benefits	330,885,859	333,132,705	279,563,191
Employments termination benefits	21,125,277	23,341,258	19,122,456
Others staff expense	59,213,428	65,620,357	46,858,251
Total (1)	411,224,564	422,094,320	345,543,898
(1)	See Note 30 - Natures of cost and expense.